Information concerning the Group's Consolidated Operations	12 Months Ended
Dec. 31, 2023
Text block1 [abstract]
Information concerning the Group's Consolidated Operations

Note 4. Information concerning the Group’s Consolidated Operations

4.1 Revenues and other income

Accounting policies

Collaboration agreements and licenses

Under IFRS 15, “Revenue from contracts with customers”, revenue is recognized when Cellectis satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and/or services) to a customer, i.e. when the customer obtains control of these goods or services.

We have entered into certain research and development collaboration agreements that consist of the licensing of rights to technology, research and development programs, research and development cost reimbursements and royalties. We have analyzed the agreements to identify the separate performance obligations.

These collaboration agreements may generate cash flows through non-refundable upfront payments related to the licensing of rights to technology and research and development programs, milestone payments research and development cost reimbursements and royalties. Licensing of rights to technology pursuant to non-cancelable, non-refundable fixed and upfront fee arrangements are recognized when such technology is delivered to the co- contracting party and our exclusive rights to access the technology have stopped.

Up-front payments for research and development programs are deferred as a contract liability and recognized when the performance obligation is satisfied, as the customer receives the benefits of the services. When a specific research and development program is put on hold, as agreed by our customer as part of a joint executive committee decision, the revenue recognition continues to be deferred until research and development efforts resume. If the joint decision is to abandon the project, deferred revenue is fully recognized.

Research and development costs reimbursements are recognized on a time and material basis over the length of the specific research and development project.

Milestone payments represent variable consideration, the receipt of which is dependent upon the achievement of certain scientific, regulatory, or commercial milestones. Such payments are considered variable consideration. We recognize milestone payments when it is highly probable that any revenue recognized will not be subsequently reversed. This includes consideration of whether the performance obligation is achieved and may be when the triggering event has occurred, depending on the nature of the triggering event, there are no further contingencies or services to be provided with respect to that event, and the co-contracting party has no right to require refund of payment. The triggering event may be scientific results achieved by us or another party to the arrangement, regulatory approvals, or the marketing of products developed under the arrangement.

Royalty revenues arise from our contractual entitlement to receive a percentage of product sales achieved by co-contracting parties under our license arrangements. As we have no products approved for sale, we have not received any royalty revenue from commercial sales to date. Royalty revenues, if earned, will be recognized at the later of when (1) the subsequent sale or usage occurs; and (2) the performance obligation to which the sales-based or usage-based royalties relates has been satisfied.

In addition, we license our technology to other third parties and revenues are recognized ratably over the period of the license agreements.

Sales of products and services

Revenues on sales of products are recognized at the point in time once the control over the delivered products is transferred to the customer, which is based on shipping terms. Sales include shipping and handling charges if billed to the customer and are reported net of trade promotion and other costs, including estimated allowances for returns, unsalable product and prompt pay discounts. Sales, use, value-added and other excise taxes are not recognized in revenue.

Our sales of product are related to our electroporation solution sent to one of our partners for the use of a specific machine.

We also offer research services, which revenue is recognized over time, as the customer receives the benefits of the services.

Research Tax Credit

The main Research Tax Credit from which we benefit is the Crédit d’Impôt Recherche, or “CIR”, which is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit. As a general principle, such R&D tax credit can be offset against the corporate income tax (“CIT”) due on the profits of the financial year during which the expenses have been incurred and the following three years; any unused portion of the credit is then refunded by the French treasury (except for specific cases like e.g. if the Company can be qualified as small and medium-sized enterprises in France (the “PME”)). Indeed, if a company meets certain criteria in terms of sales, headcount or assets to be considered a small/middle size company, such company can request immediate refund of the remaining tax credit, without application of the three-year period. As from January 2022, Cellectis S.A. no longer meets such criteria.

We apply for CIR for research expenditures incurred in each fiscal year and recognize the amount claimed in the line item “Other income” in the same fiscal year. Research tax credit is subject to audit of tax authorities. When tax authorities’ payment related to CIR is late, default interests are applied and are recognized in “other income”.

Details of revenues and other income

Revenues by country of origin and other income

	For the year ended December 31,
	2021	2022	2023
	$ in thousands
From France	30,347	19,171	755
From USA	-	-	-
Revenues	30,347	19,171	755
Research tax credit	8,239	6,546	6,582
Subsidies and other	11	7	1,856
Other income	8,250	6,553	8,438
Total revenues and other income	38,597	25,725	9,193

Revenues by nature

	For the year ended December 31,
	2021	2022	2023
	$ in thousands
Other revenues from collaboration agreements	29,971	18,230	-
Collaboration agreements	29,971	18,230	-
Licenses	250	686	605
Products & services	125	255	150
Total revenues	30,347	19,171	755

The decrease of revenues from France between the year ended December 31, 2022 and 2023 mainly reflects (i) the recognition of a $15.8 million milestone from Servier in connection with the first patient dosed in the Allogene ALPHA2 Study in 2022, (ii) the recognition of two milestones in connection with Target B2M and Target TGFERII under Cellectis’ agreement with Cytovia for an aggregate of $1.5 million in 2022 and (iii) the recognition of $1.0 million related to the change of control of a licensee pursuant to the terms of its license agreement with Cellectis and the amendment to such license agreement (extension of its option term) in 2022, while recognition of revenues for the year ended December 31, 2023 is mainly related to Iovance research collaboration and exclusive license agreement.

The increase in other income of $1.9 million between the year ended December 31, 2022 and 2023 reflects the recognition of a $1.7 million income related to the first two milestones of the grant and refundable advance agreement signed with Bpifrance (“BPI”) to partially support a R&D program related to Cellectis’ UCART 20x22. Pursuant to the grant and refundable advance agreement with BPI, we received $0.9 million as a first installment of the refundable advance on June 19, 2023 and $1.9 million as a second installment of the refundable advance on October 6, 2023. The refundable advance from BPI can be analyzed as a government loan as defined by IAS 20. Because this loan bears a lower-than-market interest rate, we measure for each installment the fair value of the loan using a market interest rate and recognize the difference with the cash received as a grant. Based on a market rate of 16.1% for the first installment and 15.2% for the second installment, determined using the credit spread observed for loans contracted by Cellectis over a comparable term, we measured the fair value of the loan at $1.4 million, resulting in a grant of $1.4 million. During the year, we also received $0.3 million corresponding to the first two instalments of the grant portion of the agreement. As the subsidized expenses have been incurred and the contractual conditions for obtaining the subsidy have been met, the fair-valued grant of $1.4 million and the $0.3 million of contractual grant have been recognized in Other income for a total $1.7 million.

For the year ended December 31, 2021, other revenues from collaboration agreements include the recognition point in time of $20.0 million of upfront amounts related to the grant of a right-of-use license as part of the agreement signed between Cellectis and Cytovia Therapeutics Inc. on February 12, 2021 and the recognition of two milestones related to Cellectis’ agreement with Allogene Therapeutics Inc. for $10.0 million. The agreement with Cytovia provides for several types of financial compensation to Cellectis, including cash compensation of $20 million, as well as cash milestones payments, cash upfront payment upon delivery of products and single-digit royalties. However, on November 30, 2023, we notified Cytovia of the termination of the Cytovia Agreement with immediate effect and we therefore do not expect to receive any further revenue or financial compensation under the Cytovia Agreement.

For the years ended December 31, 2023, 2022 and 2021, revenues related to licenses includes royalties received under our various license agreements.

For the years ended December 31, 2023, 2022 and 2021, one client represents more than 10% of the total revenue respectively Client A with 57%, Client A with 82%, Client A with 45%, Client B with 35% and Client C with 18%.

On October 2023, Cellectis officially entered into a litigation procedure with a third party with the validation of an Arbitral Tribunal by the Paris Mediation and Arbitration Center. Cellectis' management, concurrent with its legal counsels, consider there is no possible contingent liability nor probable contingent asset at the date of the report.

4.2 Operating expenses

Accounting policies

Royalty expenses correspond to costs from license agreements that we entered into to obtain access to technology that we use in our product development efforts. Depending on the contractual provisions, expenses are based either on a percentage of revenue generated by using the patents based on fixed annual royalties or conditioned by milestones.

Research and development expenses include employee-related costs, laboratory consumables, materials supplies and facility costs, as well as fees paid to non-employees and entities to conduct research and development activities on our behalf. They also include expenses associated with obtaining patents. The costs associated with manufacturing of product candidates are recorded depending on the use of the material. If products are not intended to be used in clinical studies, we recognize the expense when the product is delivered. If they are intended to be used for clinical studies, the expense is recognized when the certificate of compliance is obtained.

Selling, general and administrative expenses consist primarily of employee-related expenses for executive, business development, intellectual property, finance, legal and human resource functions. Administrative expenses also include facility-related costs and service fees, other professional services, recruiting fees and expenses associated with maintaining patents.

We classify a portion of personnel and other costs related to information technology, human resources, business development, legal, intellectual property and general management in research and development expenses based on the time that each employee or person spent contributing to research and development activities versus sales, general and administrative activities.

Details of operating expenses by nature

	For the year ended December 31,
Cost of revenue	2022	2023

Cost of goods sold	0	-
Royalty expenses	(1,772)	(737)
Cost of revenue	(1,772)	(737)

	For the year ended December 31,
Research and development expenses	2022	2023

Wages and salaries	(38,523)	(32,936)
Social charges on stock option grants	10	(270)
Non-cash stock-based compensation expense	(4,098)	(3,952)
Personnel expenses	(42,610)	(37,158)
Purchases and external expenses	(37,736)	(32,996)
Other	(17,154)	(17,492)
Total research and development expenses	(97,501)	(87,646)

	For the year ended December 31,
Selling, general and administrative expenses	2022	2023

Wages and salaries	(5,686)	(5,994)
Social charges on stock option grants	(43)	(106)
Non-cash stock-based compensation expense	(1,945)	(1,281)
Personnel expenses	(7,674)	(7,381)
Purchases and external expenses	(6,712)	(6,682)
Other	(3,108)	(2,749)
Total selling, general and administrative expenses	(17,494)	(16,812)

	For the year ended December 31,
Personnel expenses	2022	2023

Wages and salaries	(44,209)	(38,930)
Social charges on stock option grants	(33)	(376)
Non-cash stock-based compensation expense	(6,043)	(5,233)
Total personnel expenses	(50,285)	(44,539)

	For the year ended December 31,
	2022	2023

Other operating income (expenses)	1,377	(1,300)

The decrease in total operating expenses of 8.9 million from the year ended December 31, 2023 to the year ended December 31, 2022 resulted primarily from (i) a decrease of $4.8 million in purchases, external expenses and other, due to continuing internalization of manufacturing and quality control activities, (ii) a decrease of $5.3 million in wages due to headcount reduction, (iii) a decrease of $0.8 million in non-cash stock based compensation expense related to the non-achievement of performance targets on one plan and, (iv) a decrease of $1.0 million in cost of revenues due to the diminution of milestones recognized over the period, partially offset by a (i) an increase of other operating expenses of $2.7 million due to the recognition of costs related to a commercial litigation for $0.5 million and the unfavorable outcome of the litigation with the French administration which led to the reimbursement of $0.7m of research tax credit and the provision for risk of $0.5 million related to 2015 and 2016 research tax credit and the favorable outcome of a claim with the French social tax authorities regarding tax on stock options for $1.0 million that was a one-off recognized in 2022 (ii) a $0.3 million increase in social charges on stock option grants expenses due to additional departures in 2022.

4.3 Financial income and expenses

Accounting policies

Financial income and financial expense include, in particular, the following:

•
Interest income from savings accounts and fixed term bank deposits;
•
Interest expense from leases;
•
Foreign exchange gain (loss) from transactions in foreign currencies; and
•
Fair value adjustments related to our financial assets and derivative instruments measured at fair value through profit and loss
•
Gain or loss on deconsolidation of subsidiary

Details of financial income and expenses

	For the year ended December 31,
Financial income and expenses	2021	2022	2023

Income from cash, cash equivalents and financial assets	719	1,120	3,614
Foreign exchange gains	11,860	7,541	17,618
Gain on fair value measurement			245
Other financial income	638	219	2
Financial income	13,218	8,880	21,479
Interest on financial liabilities	(368)	(371)	(2,246)
Foreign exchange losses	(2,119)	(1,481)	(13,402)
Loss on fair value measurement			(20,813)
Interest on lease liabilities	(3,803)	(3,416)	(3,061)
Other financial expenses	(197)	(12,546)	(1,121)
Financial expenses	(6,486)	(17,815)	(40,642)
Net financial gain (loss)	6,731	(8,935)	(19,163)

The increase in financial income of $12,6 million between the year period ended December 31, 2022 and 2023 is mainly attributable to an increase in gain from our financial investments of $2.5 million and a $0.2 million gain on money market funds fair value measurement, an increase in the foreign exchange gain of $10.1 million (from a $7.5 million gain in 2022 to a $17.6 million gain in 2023, of which $8.0 million are reclassified from other comprehensive income pursuant to Calyxt’s deconsolidation).

The increase in financial expenses of $22.8 million between the years ended December 31, 2022 and 2023 is mainly attributable to the loss in fair value on our retained investment in Cibus since Calyxt's deconsolidation for $5.9 million, the $5.7 million loss in fair value of the derivative instrument on the Subsequent Investment Agreement with AstraZeneca (see following paragraph), a $11.9 million increase in foreign exchange loss (from a $1.5 million loss in 2022 to a $13.4 million loss in 2023), a $2.4 million loss on change in fair value of the EIB warrants, an interest expense on EIB loan of $1.5 million, and a BPI research tax credit prefinancing interest expense of $0.4 million, partially offset by a $4.4 million decrease in the financial loss related to Cytovia's receivable ($7.8 million loss in 2023 compared with a $12.1 million loss in 2022) and a $0.4 million decrease of interest expense on lease liabilities.

Cellectis signed the Subsequent Investment Agreement on November 14, 2023, for an additional equity investment of $140 million by AstraZeneca Holdings. The Subsequent Investment Agreement contains as a derivative instrument that has been recognized according to the principles of IFRS 9 (see Note 2.6 to our consolidated financial statements). The derivative is initially recognized at its fair value and measured subsequently at fair value through profit or loss. The derivative fair value is $48.4 million at initial recognition on November 14, 2023, and is $42.7 million as of December 31, 2023, resulting in a $5.7 million loss in fair value recognized in profit and loss over the period.

The decrease in financial income of $4.3 million between the year period ended December 31, 2021 and 2022 was mainly attributable to a decrease of the foreign exchange gain for $4.3 million (from a $11.9 million gain in 2021 to a $7.5 million gain in 2022). The increase in financial expenses of $11.3 million between the year ended December 31, 2021 and 2022 was mainly attributable to Cytovia’s convertible note change in fair value of $(12.1) million, partially offset by a $0.6 million decrease in foreign exchange loss (from a $2.1 million loss in 2021 to a $1.5 million loss in 2022) and a $0.4 million decrease in lease debt interest expenses.

4.4 Income tax

Accounting policies

Income tax (expense or income) comprises current tax expense (income) and deferred tax expense (income).

Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of assets and liabilities. Tax losses that can be carried forward or backward may also be recognized as deferred tax assets. Tax rates that have been enacted as of the closing date are utilized to determine deferred tax. Deferred tax assets are recognized only to the extent that it is likely that future profits will be sufficient to recover them. Deferred tax assets and deferred tax liabilities are offset in the statements of financial position to the extent criteria of IAS 12.74 are met.

Tax proof

	For the year ended December 31,
	2021	2022	2023
	$ in thousands
Income (loss) before taxes from continuing operations	(96,749)	(98,601)	(116,464)
Theoretical group tax rate (1)	24.38%	25.16%	25.12%
Theoretical tax benefit (expense)	23,584	24,804	29,259
Increase/decrease in tax benefit arising from:
Permanent differences	(1,228)	(162)	736
Research tax credit	4,284	4,852	1,645
Share-based compensation & other IFRS adjustments	(3,596)	(987)	(1,134)
Non recognition of deferred tax assets related to tax losses and temporary differences	(22,997)	(28,557)	(30,876)
Other differences (2)	(47)	(38)	-
Effective tax expense	-	(87)	(371)
Effective tax rate	0.00%	0.09%	0.32%

(1)
The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2023 25% for France and 21% for the United States, weighted by the pre-tax income from each country.
(2)
Primarily relates to intercompany transactions between discontinued and continuing operations.

Deferred tax assets and liabilities

	For the year ended December 31,
	2021	2022	2023
	$ in thousands
Credits and net operating loss carryforwards	157,823	124,263	155,673
Capitalization of R&D expenses under SEC 174 rule	-	2,792	4,092
Pension commitments	1,018	597	550
Leases liabilities	17,660	12,698	11,478
Revaluations of financial assets	-	-	15,830
Deferred tax assets from other deductible differences	1,728	1,452	772
Non-recognition of deferred tax assets	(155,982)	(128,448)	(177,001)
Deferred tax assets	22,247	13,354	11,392
			-
Accelerated depreciation of assets for tax purposes		(1,286)	(740)
Right-of-use assets and other leases-related effects	(16,547)	(11,923)	(10,401)
Deferred tax liabilities from other taxable differences	(5,700)	(145)	(410)
Deferred tax liabilities	(22,247)	(13,354)	(11,550)
			-
Net deferred tax assets/(liabilities)	-	-	(158)

	For the year ended December 31,
Reflected in the statement of financial position as follows:	2021	2022	2023
	$ in thousands
Deferred tax assets	-	-	-
Deferred tax liabilities	-	-	(158)
Net deferred tax assets/(liabilities)	-	-	(158)

(1)
Other deferred tax assets as of December 31, 2023 relate mainly to US R&D expenses capitalized under Internal Revenue Code section 174.

We have cumulative tax loss carryforwards for the French entity of the Group totaling $590 million as of December 31, 2023, $453 million as of December 31, 2022 and $387 million as of December 31, 2021. Such carryforwards can be offset against future taxable profit within a limit of €1.0 million per year, plus 50% of the tax profit exceeding this limit. Remaining unused losses will continue to be carried forward indefinitely.

The cumulative tax loss carryforwards for the U.S. entities of the Group, excluding Calyxt for all the periods, totaled $29.8 million as of December 31, 2023, $38.6 million as of December 31, 2022 and $57.7 million as of December 31, 2021. As of December 31, 2023, Cellectis, Inc. and Cellectis Biologics Inc. have $29.8 million of state operating loss carryforwards and no federal operating loss carryforwards. In addition to tax loss carryforwards, Cellectis, Inc. and Cellectis Biologics Inc. have federal R&D tax credits amounting to $6.2 million as of December 31, 2023, that can be offset against federal income tax liability. Such R&D tax credits expire from 2035 to 2042 and their use is subject to general business credit limitation.

4.5 Reportable segments

Accounting policies

Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.

For the year-end period ended December 31, 2023, Cellectis’ CODM is composed of:

•
The Chief Executive Officer;
•
The Executive Vice President CMC and Manufacturing;
•
The Senior Vice President of US Manufacturing;
•
The Chief Scientific Officer;
•
The Chief Financial Officer
•
The General Counsel;
•
The Chief Business Officer;
•
The Chief Regulatory & Pharmaceutical Compliance Officer;
•
The Chief Medical Officer; and
•
The Chief Human Resources Officer.

Until May 31, 2023, we viewed our operations and managed our business in two operating and reportable segments that are engaged in the following activities:

•
Therapeutics: This segment is focused on the development of (i) gene-edited allogeneic Chimeric Antigen Receptor T-cells product candidates (UCART) in the field of immuno-oncology (UCART) and (ii) gene-edited hematopoetic stem and progenitor cells (HSPC) product candidates in other therapeutic indications. These approaches are based on our core proprietary technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.
•
Plants: This segment focused on using Calyxt’s proprietary PlantSpringTM technology platform to engineer plant metabolism to produce innovative, high-value, and sustainable materials and products for use in helping customers meet their sustainability targets and financial goals. Calyxt contemplated delivering its diversified product offerings primarily through its proprietary BioFactory™ production system. This segments corresponds to the activity of Calyxt through May 31, 2023. Effective June 1, 2023, Calyxt is no longer consolidated and, as a result, no longer represents a segment of the Company from that date forward. Effective November 22, 2022, Calyxt met the requirements for presentation as a discontinued operations and, as a result, assets and liabilities are presented as held for sale and operating results are presented as discontinued operations through May 31, 2023, the date of deconsolidation.

As from June 1, 2023 and the deconsolidation of Calyxt, we view our operations and manage our business in a single operating and reportable segment corresponding to the Therapeutics segment.